SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Non-capital losses available for future periods	$ 780,000	$ 571,000
Property and equipment	(9,000)	(233,000)
Financing fees	38,000	70,000
Total gross deferred tax assets	809,000	408,000
Unrecognized deferred income tax assets	(809,000)	(408,000)
Net deferred income tax assets